Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts [Text Block]
The Williams Companies, Inc.
Schedule II — Valuation and Qualifying Accounts

		Additions
	Beginning Balance	Charged (Credited) To Costs and Expenses	Other	Deductions	Ending Balance
	(Millions)
2017
Deferred tax asset valuation allowance (1)	$334	$(110)	$—	$—	$224
2016
Deferred tax asset valuation allowance (1)	190	144	—	—	334
2015
Deferred tax asset valuation allowance (1)	206	(16)	—	—	190
__________
(1)    Deducted from related assets.